UNAUDITED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended		3 Months Ended		10 Months Ended
	Mar. 31, 2021		Mar. 31, 2022		Dec. 31, 2021
General and administrative expenses	$ 778		$ 120,284		$ 125,004
Franchise tax expense			50,000		62,299
Loss from operations	(778)		(170,284)		(187,303)
Interest income on cash balance	8		1,318		2,043
Gain on marketable securities (net), dividends and interest, held in Trust Account			16,404		4,349
Net Loss	$ (770)		$ (152,562)		$ (180,911)
Common stock subject to possible redemption
Weighted average shares outstanding, basic			20,000,000		7,032,258
Weighted average shares outstanding, diluted			20,000,000		7,032,258
Basic net loss per share			$ (0.01)		$ (0.02)
Diluted net loss per share			$ (0.01)		$ (0.02)
Common stock not subject to possible redemption
Weighted average shares outstanding, basic	5,000,000	[1]	5,000,000	[1]	5,000,000
Weighted average shares outstanding, diluted	5,000,000	[1]	5,000,000	[1]	5,000,000
Basic net loss per share	$ 0.00		$ (0.01)		$ (0.02)
Diluted net loss per share	$ 0.00		$ (0.01)		$ (0.02)

[1]	For the period from February 25, 2021 (Inception) through March 31, 2021, includes a retrospective restatement of 1,427,500 founder shares issued on July 16, 2021, in exchange for $8,333 in cash, and excludes an aggregate of 750,000 founder shares forfeited by the Sponsor and affiliated entities upon the expiration of the Underwriter’s Overallotment option on October 24, 2021 (see Note 4).